SCHEDULE OF SUPPLEMENTAL INFORMATION OF OPERATION STATEMENTS (Details) - Mother Earth's Storehouse, Inc. [Member] - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Total store operating expenses	$ 829,412	$ 1,089,580
Total employee costs	2,760,397	3,414,863
Total general and administrative expenses	306,274	471,199
Advertising [Member]
Total store operating expenses	76,379	86,071
Automobile [Member]
Total store operating expenses		10
Trade Shows and Other Events [Member]
Total store operating expenses		953
Laundry and Uniforms [Member]
Total store operating expenses	17,004	31,288
Licenses and Permits [Member]
Total store operating expenses	19,019	37,656
Materials and Supplies [Member]
Total store operating expenses	191,461	220,639
Outside Services [Member]
Total store operating expenses	22,840	30,480
Rent [Member]
Total store operating expenses	188,582	251,074
Real Estate Taxes [Member]
Total store operating expenses	67,008	92,869
Repairs and Maintenance [Member]
Total store operating expenses	121,467	181,828
Telephone [Member]
Total store operating expenses	10,235	17,135
Travel [Member]
Total store operating expenses	998	2,681
Utilities [Member]
Total store operating expenses	114,419	136,896
Salaries [Member]
Total employee costs	2,351,112	2,952,896
Payroll Taxes [Member]
Total employee costs	211,372	252,875
Employee Benefits [Member]
Total employee costs	143,193	142,135
Insurance WC [Member]
Total employee costs	41,164	55,588
Insurance DBL [Member]
Total employee costs	13,556	11,369
Bank and Credit Card Fees [Member]
Total general and administrative expenses	214,477	278,418
Corporation Tax [Member]
Total general and administrative expenses	750	3,750
Computer [Member]
Total general and administrative expenses	9,226	7,459
Donations [Member]
Total general and administrative expenses	479	444
Dues and Subscriptions [Member]
Total general and administrative expenses	9,899	13,121
Insurance [Member]
Total general and administrative expenses	29,293	30,286
Miscellaneous [Member]
Total general and administrative expenses	403	12,058
Settlement [Member]
Total general and administrative expenses		83,839
Office [Member]
Total general and administrative expenses	17,709	19,365
Profesional Fees [Member]
Total general and administrative expenses	24,038	22,171
Training [Member]
Total general and administrative expenses		$ 288